Description of Organization, Business Operations and Liquidity (Details Narrative) - USD ($)												3 Months Ended	12 Months Ended
	Dec. 20, 2024	Feb. 20, 2024	Dec. 28, 2023	Sep. 27, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 06, 2023	Jan. 04, 2023	Dec. 30, 2022	Aug. 16, 2022	Jan. 08, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Mar. 31, 2024	Jan. 04, 2024	Sep. 26, 2023
Property, Plant and Equipment [Line Items]
Ordinary share par value																$ 1	$ 1
Ordinary shares, shares outstanding																1	1
Alphatime Acquisition Corp [Member]
Property, Plant and Equipment [Line Items]
Date of incorporation												Sep. 15, 2021	Sep. 15, 2021
Shares redeem for cash	3,403,976								5,800
Ordinary share par value											$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Sale of stock number of shares issued in transaction								115,500
Proceeds from sale of private units														$ 4,092,000
Payments for underwriting expense								$ 1,500,000
Proceeds from issuance of IPO and private units					$ 70,242,000
Percentage of voting interests acquired												50.00%	50.00%
Shares issued price per share					$ 10.18			$ 2.00
Payments for deposits	$ 55,000	$ 55,000		$ 690,000								$ 55,000	$ 55,000
Extension payment	55,000		$ 55,000															$ 165,000
Cash												1,377	1,425	$ 15,054
Working capital deficit												3,553,143	3,314,762
Loans payable												$ 1,262,500	$ 1,262,500
Shares redeem for cash			2,160,774
Value of shares redeemed	$ 38,852,320.60		$ 23,302,146
Redemption price per share	$ 11.41		$ 10.78									$ 11.68	$ 11.41	$ 10.73
Investments held in trust account	$ 15,240,284		$ 51,712,221									$ 15,596,634	$ 15,240,284	$ 74,062,199
Ordinary shares, shares outstanding	3,469,450		6,873,426									2,134,200	2,134,200	2,134,200			2,134,200
Debt Instrument, Face Amount												$ 54,979
Alphatime Acquisition Corp [Member] | Domestic Tax Jurisdiction [Member]
Property, Plant and Equipment [Line Items]
Percentage of excise tax										1.00%
Alphatime Acquisition Corp [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Face Amount		$ 690,000
Alphatime Acquisition Corp [Member] | Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Promissory note																			$ 690,000
Alphatime Acquisition Corp [Member] | Promissory Note [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Promissory note			$ 660,000																$ 690,000
Extension payment			$ 439,979
Alphatime Acquisition Corp [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of fair market value of business acquisition												90.00%	90.00%
Alphatime Acquisition Corp [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Business combination, net tangible assets												$ 5,000,001	$ 5,000,001
Interest to pay dissolution expenses												100,000	100,000
Alphatime Acquisition Corp [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash											287,500
Sale of stock, price per share						$ 2.00	$ 2.00
Sale of stock number of shares issued in transaction						17,325					287,500
Transaction cost														$ 40,000	$ 160,000
Deferred underwriting commission												$ 200,000	$ 200,000
Ordinary shares, shares outstanding											1,725,000
Alphatime Acquisition Corp [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash								6,000,000
Ordinary share par value								$ 0.0001
Sale of stock, price per share								$ 10.00				$ 10.00	$ 10.00
Proceeds from sale of units								$ 60,000,000
Transaction cost					$ 4,892,699
Payments for underwriting expense					1,612,500
Deferred underwriting commission					2,415,000							$ 4,892,699	$ 4,892,699
Other offering costs					$ 865,199
Shares issued price per share												$ 10.18	$ 10.18
Business combination description												The Company initially had 9 months (or up to 18 months, if we extend the time to complete a business combination) from January 4, 2023, the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”).	The Company initially had 9 months (or up to 18 months, if we extend the time to complete a business combination) from January 4, 2023, the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”).
Alphatime Acquisition Corp [Member] | Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash					900,000	900,000	900,000	900,000
Sale of stock, price per share					$ 10.00	$ 10.00	$ 10.00
Proceeds from sale of stock					$ 9,000,000
Sale of stock number of shares issued in transaction						900,000
Payments for underwriting expense					$ 112,500
Deferred underwriting commission								$ 2,415,000
Alphatime Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, price per share								$ 10.00
Sale of stock number of shares issued in transaction								370,500
Alphatime Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Shares redeem for cash						409,200
Sale of stock, price per share					$ 10.00			$ 10.00
Sale of stock number of shares issued in transaction					38,700	38,700		370,500
Proceeds from sale of private units					$ 387,000			$ 3,705,000
Shares issued price per share						$ 10.00	$ 10.00